Balance Sheets - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Assets
Cash	$ 1,276	$ 1,545
Total Current Assets	1,276	1,545
Cash and investments held in Trust Account	14,869,184	15,364,991
Total Assets	14,870,460	15,366,536
Liabilities, Temporary Equity, and Shareholders’ Deficit
Accounts payable and accrued expenses	270,526	181,293
Due to related parties	925,009	402,106
Promissory notes	3,124,391	2,010,148
Promissory notes - related party	1,080,000	1,080,000
Total Current Liabilities	5,399,926	3,673,547
Warrants liabilities	411,038	522,579
Deferred underwriting compensation	4,020,797	4,020,797
Total Liabilities	9,831,761	8,216,923
Commitments and Contingencies
Ordinary shares subject to possible redemption, 1,278,361 and 1,413,480 shares at December 31, 2021 and 2020 (at conversion value of $11.63 and $10.87 per share), respectively	14,869,184	15,364,991
Shareholders’ Deficit:
Preference shares, no par value, 100,000,000 shares authorized, none issued and outstanding
Ordinary shares, no par value; 300,000,000 shares authorized; 3,201,758 and 3,201,758 shares (excluding 1,278,361 and 1,413,480 shares subject to possible redemption) at December 31, 2021 and 2020, respectively
Accumulated deficit	(9,830,485)	(8,215,378)
Total Shareholders’ Deficit	(9,830,485)	(8,215,378)
Total Liabilities, Temporary Equity, and Shareholders’ Deficit	$ 14,870,460	$ 15,366,536